Long-term debt, current and non current, textuals 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt [Abstract]
Interest Costs Incurred	$ 2,652	$ 551	$ 274
Debt Instrument, Unused Borrowing Capacity, Fee	$ 150	$ 282	$ 96